NON-CASH TRANSACTIONS (Details Narrative) - BRL (R$) R$ in Millions		12 Months Ended
	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Capitalized financial costs		R$ 15	R$ 33	R$ 23
Amount of capital increase	R$ 300
Addition lease amount		11
Addition lease amount		62	R$ 6
Companhia De Transmissao Centroeste De Minas [Member]
IfrsStatementLineItems [Line Items]
Cash arising from the business combination		27
Payment made for acquisition		R$ 45